OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

DB Structured products, Inc.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_X_    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2017 to September 30, 2017

Date of Report (Date of filing): November 14, 2017

Commission File Number of securitizer: 025-01081

Central Index Key Number of securitizer: 0001548185

Patrick McEnerney

(212) 250-5668

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

____	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as Exhibits to this Form ABS-15G. Please see Exhibit 99.1 and Exhibit 99.2 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DB STRUCTURED PRODUCTS, INC.
Date: November 14, 2017	/s/ Patrick McEnerney_______________
Name: Patrick McEnerney
Title: President

/s/ Pierre Grellet-Aumont_____________
Name: Pierre Grellet-Aumont
Title: Managing Director

EXHIBIT INDEX

Exhibit Number

99.1     Table for Form ABS-15G (Repurchase reporting)

99.2     Explanatory Notes